Basis of preparation (Details)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Basis of preparation [Abstract]
Model impact, revenue decrease	29.00%
Disclosure Of Foreign Currency Translation [line items]
Model impact, revenue decrease	29.00%
US dollar to Pound sterling
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.27	1.23
Closing exchange rate	1.26		1.27
Euro to Pound sterling
Disclosure Of Foreign Currency Translation [line items]
Average exchange rate	1.17	1.14
Closing exchange rate	1.18		1.15